Schedule of investments

Delaware Tax-Free Minnesota Fund	November 30, 2019 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds – 97.78%
Corporate Revenue Bond - 0.77%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	4,355,000$	4,504,333
		4,504,333
Education Revenue Bonds - 18.22%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	893,474
Series A 4.25% 7/1/47	1,550,000	1,625,919
Series A 4.375% 7/1/52	400,000	421,876
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,332,342
Series A 5.00% 3/1/39	385,000	393,516
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	266,273
Series A 5.00% 7/1/45	1,390,000	1,460,626
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,180,720
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	777,700
Series A 5.00% 11/1/48	2,800,000	3,074,400
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	432,779
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	441,676
Series A 5.375% 8/1/50	1,690,000	1,871,624
Series A 5.50% 8/1/36	580,000	621,162
Series A 5.75% 8/1/44	1,190,000	1,274,062
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	814,098
Series A 5.00% 7/1/47	2,290,000	2,407,706
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	614,724
Series A 5.00% 7/1/44	1,770,000	1,856,907

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Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	$962,862
Series A 5.00% 7/1/47	2,300,000	2,452,605
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	502,355
5.50% 8/1/49	2,260,000	2,429,568
Minnesota Colleges And Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,157,411
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,609,740
5.00% 5/1/37	1,250,000	1,445,000
5.00% 5/1/47	250,000	283,937
(Carleton College)
4.00% 3/1/35	1,000,000	1,128,480
4.00% 3/1/36	415,000	467,207
5.00% 3/1/44	2,085,000	2,487,634
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,052,020
(College of St. Scholastica)
4.00% 12/1/29	280,000	323,403
4.00% 12/1/30	290,000	331,835
4.00% 12/1/33	500,000	560,415
4.00% 12/1/34	500,000	558,440
4.00% 12/1/40	1,200,000	1,321,068
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,546,568
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,000,138
Series A 5.00% 10/1/35	875,000	1,038,739
Series A 5.00% 10/1/45	2,120,000	2,462,698
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	583,215
Series 8-I 5.00% 10/1/33	250,000	291,005
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	791,437
Series 8-G 5.00% 12/1/32	670,000	790,044
Series 8-N 4.00% 10/1/35	500,000	559,715
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,800,000
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,084,192

2 NQ- 301 [11/19] 1/20 (1050674)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of The Hamline University)
Series B 5.00% 10/1/38	1,000,000	$1,132,240
Series B 5.00% 10/1/39	170,000	192,233
Series B 5.00% 10/1/40	625,000	705,400
Series B 5.00% 10/1/47	1,060,000	1,187,253
(University of St. Thomas)
4.00% 10/1/36	700,000	807,597
4.00% 10/1/37	750,000	861,690
4.00% 10/1/44	1,255,000	1,411,009
5.00% 10/1/40	500,000	617,715
Series 8-L 5.00% 4/1/35	1,250,000	1,468,313
Series A 4.00% 10/1/34	400,000	448,600
Series A 4.00% 10/1/36	500,000	558,745
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	546,827
Series A 5.00% 9/1/44	1,165,000	1,208,699
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	2,995,923
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	585,375
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	2,051,489
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	320,232
Series A 144A 5.50% 7/1/52 #	735,000	788,552
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	524,540
Series A 4.125% 9/1/47	1,750,000	1,817,393
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,550,606
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,108,057
Series A 5.00% 9/1/34	2,625,000	3,246,233
Series A 5.00% 4/1/35	3,175,000	3,796,125
Series A 5.00% 4/1/36	2,650,000	3,161,901
Series A 5.00% 4/1/37	1,125,000	1,339,256
Series A 5.00% 9/1/40	1,560,000	1,900,969
Series A 5.00% 9/1/41	1,750,000	2,127,877

NQ- 301 [11/19] 1/20 (1050674) 3

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/44	3,000,000	$3,727,020
		106,971,184
Electric Revenue Bonds - 7.24%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,353,504
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,096,790
5.00% 10/1/29	395,000	457,607
5.00% 10/1/30	500,000	578,200
5.00% 10/1/33	1,205,000	1,390,136
5.00% 10/1/47	2,000,000	2,346,360
Series A 5.00% 10/1/30	1,060,000	1,225,784
Series A 5.00% 10/1/34	750,000	865,170
Series A 5.00% 10/1/35	1,525,000	1,758,630
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	646,888
5.00% 1/1/28	350,000	416,937
5.00% 1/1/28	210,000	256,234
5.00% 1/1/29	585,000	693,617
5.00% 1/1/29	220,000	266,996
5.00% 1/1/30	520,000	612,934
5.00% 1/1/31	200,000	239,946
5.00% 1/1/32	210,000	250,761
5.00% 1/1/35	160,000	189,402
5.00% 1/1/36	180,000	212,587
5.00% 1/1/41	400,000	467,984
Series A 5.00% 1/1/25	125,000	138,603
Series A 5.00% 1/1/26	425,000	470,437
Series A 5.00% 1/1/31	520,000	569,052
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,255,000	963,213
Series WW 5.00% 7/1/28 ‡	1,775,000	1,362,313
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,649,825
Series A 5.00% 12/1/47	2,265,000	2,670,865
Series B 5.00% 12/1/27	295,000	335,908
Series B 5.00% 12/1/28	275,000	312,216
Series B 5.00% 12/1/31	1,365,000	1,545,753
Series B 5.00% 12/1/33	300,000	339,714

4 NQ- 301 [11/19] 1/20 (1050674)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	$1,520,294
Series A 5.00% 1/1/42	1,500,000	1,805,700
Series A 5.00% 1/1/46	2,000,000	2,313,840
Series A 5.00% 1/1/47	3,130,000	3,758,473
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation
Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,617,600
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,384,719
Series A 4.00% 10/1/31	885,000	986,093
Series A 4.00% 10/1/33	365,000	404,146
		42,475,231
Healthcare Revenue Bonds - 27.38%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,158,157
5.375% 11/1/34	320,000	346,096
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path
Project)
5.00% 9/1/43	465,000	501,349
5.00% 9/1/58	3,220,000	3,453,933
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,750,565
2nd Tier Series B 5.25% 1/1/37	510,000	528,671
4th Tier Series D 7.00% 1/1/37	1,665,000	1,708,673
4th Tier Series D 7.25% 1/1/52	2,500,000	2,586,250
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities
Project) Series A 5.50% 12/1/48	2,350,000	2,469,286
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	476,928
5.00% 6/1/48	1,000,000	1,053,420
5.00% 6/1/53	600,000	629,634
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	563,370

NQ- 301 [11/19] 1/20 (1050674) 5

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/41	800,000	$882,688
5.00% 11/1/26	500,000	572,820
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	535,415
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	109,496
5.00% 5/1/44	1,500,000	1,628,430
5.00% 5/1/51	1,585,000	1,716,824
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	293,770
Series A 144A 5.00% 8/1/46 #	2,380,000	2,477,842
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	745,418
Series A 5.00% 4/1/40	705,000	719,453
Series A 5.00% 4/1/48	315,000	320,774
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,210,100
Series A 5.00% 2/15/48	1,850,000	2,196,468
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,009,489
6.00% 6/15/39	3,570,000	3,909,257
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	523,150
4.00% 4/1/25	660,000	690,129
4.00% 4/1/31	60,000	62,238
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	689,924
5.75% 2/1/44	500,000	524,270
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	597,839
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,183,940

6 NQ- 301 [11/19] 1/20 (1050674)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/27	1,400,000	$1,714,552
5.00% 5/1/29	1,000,000	1,208,120
5.00% 5/1/30	850,000	1,022,312
5.00% 5/1/31	500,000	598,435
5.00% 5/1/32	500,000	596,185
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,160,370
5.00% 9/1/32	1,000,000	1,156,740
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,731,455
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,126,512
Series A 5.00% 11/15/33	500,000	588,440
Series A 5.00% 11/15/34	500,000	586,225
Series A 5.00% 11/15/44	1,000,000	1,150,940
Series A 5.00% 11/15/49	3,475,000	4,143,555
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	525,055
5.25% 11/1/45	1,950,000	2,042,137
5.375% 11/1/50	455,000	477,559
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,906,981
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,139,940
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Health Obligated Group)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	5,761,411
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,042,350
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,163,315
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	442,595
Series A 5.00% 11/1/32	330,000	339,303
Series A 5.00% 11/1/42	1,250,000	1,283,750
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,244,058

NQ- 301 [11/19] 1/20 (1050674) 7

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	$4,742,511
Series D Remarketing 5.00% 11/15/38	6,405,000	6,496,655
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	331,238
5.00% 7/1/33	650,000	711,971
5.875% 7/1/30	1,850,000	1,895,491
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,382,669
Series A 5.30% 9/1/37	1,200,000	1,305,888
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,391,553
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	979,498
5.00% 9/1/24	575,000	661,578
5.00% 9/1/25	750,000	862,747
5.00% 9/1/26	575,000	658,869
5.00% 9/1/27	405,000	462,781
5.00% 9/1/28	425,000	484,657
5.00% 9/1/29	425,000	483,429
5.00% 9/1/34	730,000	815,220
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	4,315,000	4,751,505
5.00% 5/1/48	5,090,000	6,162,361
Series A 4.00% 5/1/37	965,000	1,057,669
Series A 5.00% 5/1/46	3,715,000	4,309,103
Unrefunded Balance 5.125% 5/1/30	740,000	751,307
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,679,149
Series A 5.00% 11/15/47	1,560,000	1,844,560
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,564,408
Series A 5.00% 7/1/32	3,000,000	3,439,920
Series A 5.00% 7/1/33	1,260,000	1,438,769

8 NQ- 301 [11/19] 1/20 (1050674)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	$3,178,244
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,255
Series A 5.375% 5/1/43	500,000	500,110
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	516,060
4.00% 8/1/44	800,000	829,336
5.00% 8/1/49	1,000,000	1,099,620
5.00% 8/1/54	875,000	960,155
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	258,645
4.75% 11/1/52	750,000	780,525
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	876,223
4.65% 7/1/26	540,000	557,431
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	531,500
5.125% 12/1/44	1,605,000	1,689,728
5.25% 12/1/49	750,000	793,800
		160,715,499
Housing Revenue Bonds - 0.41%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	965,000	969,256
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,415,599
		2,384,855
Lease Revenue Bonds - 2.74%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,391,925
Series A 5.00% 6/1/43	3,835,000	4,252,440
Series B 5.00% 3/1/28	2,500,000	2,704,950

NQ- 301 [11/19] 1/20 (1050674) 9

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	$1,800,611
Series C 5.00% 8/1/35	1,645,000	1,889,463
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,055,278
		16,094,667
Local General Obligation Bonds - 8.52%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,666,140
Series A 4.00% 2/1/43	3,500,000	3,848,145
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,025,450
Series A 4.00% 2/1/29	1,800,000	2,001,780
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,310,003
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,193,900
Series A 5.00% 2/1/33	3,585,000	4,270,703
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	178,582
Series A 4.00% 2/1/28	1,250,000	1,391,725
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,348,899
Series A 5.00% 12/1/36	940,000	1,143,491
Series A 5.00% 12/1/37	2,850,000	3,524,567
Series A 5.00% 12/1/37	2,645,000	3,207,248
Series A 5.00% 12/1/38	3,310,000	4,084,474
Series B 5.00% 12/1/30	1,000,000	1,227,830
Series C 5.00% 12/1/28	1,500,000	1,949,160
Series C 5.00% 12/1/30	1,245,000	1,528,648
Series C 5.00% 12/1/37	3,000,000	3,637,710
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement
Program) Series A 4.00% 2/1/43	3,000,000	3,294,270

10 NQ- 301 [11/19] 1/20 (1050674)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	$1,517,799
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,259,056
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,432,371
		50,041,951
Pre-Refunded/Escrowed to Maturity Bonds - 7.09%
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	15,724,533
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	386,039
Series 7-Q 5.00% 10/1/24-22§	475,000	523,911
Series 7-Q 5.00% 10/1/27-22§	200,000	220,594
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,101,601
Series A 5.00% 11/15/30-25§	670,000	811,069
University of Minnesota
Series A 5.25% 12/1/29-20§	1,000,000	1,040,730
Series A 5.50% 7/1/21	8,795,000	9,183,123
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24§	4,000,000	4,616,920
Series A 5.00% 1/1/40-24§	3,935,000	4,541,895
Series A 5.00% 1/1/46-24§	3,000,000	3,462,690
		41,613,105
Special Tax Revenue Bonds - 2.97%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,137,640
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	274,637
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,143,000	3,252,533
Series A-1 5.00% 7/1/58	5,835,000	6,131,126
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	758,949

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Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/31	1,500,000	$1,733,490
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,131,000
		17,419,375
State General Obligation Bonds - 12.80%
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,870,661
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,555,420
(State Trunk Highway)
Series B 5.00% 10/1/29	5,000,000	5,335,200
Series E 5.00% 10/1/26	3,395,000	4,216,760
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,113,389
Series A 5.00% 8/1/29	2,500,000	2,984,325
Series A 5.00% 8/1/30	4,200,000	4,885,650
Series A 5.00% 8/1/32	3,875,000	4,498,061
Series A 5.00% 8/1/33	2,075,000	2,626,390
Series A 5.00% 10/1/33	1,000,000	1,246,410
Series A 5.00% 8/1/35	7,925,000	10,184,021
Series A 5.00% 8/1/35	2,975,000	3,747,251
Series A 5.00% 8/1/38	3,450,000	4,306,980
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,019,147
Series D 5.00% 8/1/26	6,000,000	7,423,260
Series D 5.00% 8/1/27	2,525,000	3,112,063
		75,124,988
Transportation Revenue Bonds - 6.62%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Senior)
Series A 5.00% 1/1/28	1,250,000	1,253,775
Series C 5.00% 1/1/29	350,000	428,943
Series C 5.00% 1/1/33	850,000	1,029,817
Series C 5.00% 1/1/36	600,000	722,562
Series C 5.00% 1/1/41	600,000	714,462
Series C 5.00% 1/1/46	1,595,000	1,885,641
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,127,830
Series A 5.00% 1/1/44	3,000,000	3,707,820
Series A 5.00% 1/1/49	5,000,000	6,141,650
Series B 5.00% 1/1/26	575,000	619,833
Series B 5.00% 1/1/27	1,160,000	1,248,949

12 NQ- 301 [11/19] 1/20 (1050674)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
(Subordinate)
Series B 5.00% 1/1/28	2,750,000	$2,957,927
Series B 5.00% 1/1/29	120,000	128,920
Series B 5.00% 1/1/30	1,675,000	1,796,639
Series B 5.00% 1/1/31	1,750,000	1,874,110
Series B 5.00% 1/1/44 (AMT)	2,095,000	2,548,965
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,436,765
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,238,240
		38,862,848
Water & Sewer Revenue Bonds - 3.02%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,227,992
Metropolitan Council General Obligation Wastewater
Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,579,160
Series B 5.00% 9/1/25	2,000,000	2,206,860
Series C 4.00% 3/1/31	3,120,000	3,618,763
Series C 4.00% 3/1/32	3,225,000	3,726,649
Series E 5.00% 9/1/23	2,000,000	2,209,720
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,164,960
		17,734,104
Total Municipal Bonds (cost $546,240,613)		573,942,140

Short-Term Investments – 0.99%
Variable Rate Demand Notes - 0.99%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series B-1 1.14% 11/15/35 (LOC – JPMorgan Chase
Bank N. A. )	400,000	400,000
Series B-2 1.15% 11/15/35 (LOC – JPMorgan Chase
Bank N. A. )	3,400,000	3,400,000
(Children’s Hospitals and Clinics) Series B 1.10%
8/15/25 (AGM) (SPA – US Bank N. A. )	2,000,000	2,000,000
Total Short-Term Investments (cost $5,800,000)		5,800,000

NQ- 301 [11/19] 1/20 (1050674) 13

Schedule of investments

Delaware Tax-Free Minnesota Fund (Unaudited)

Total Value of Securities – 98.77%
(cost $552,040,613)	$579,742,140
Receivables and Other Assets Net of Liabilities – 1.23%	7,206,703
Net Assets Applicable to 46,906,428 Shares Outstanding – 100.00%	$586,948,843

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $11,380,652, which represents
1.94% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

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